Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 425,581,652	¥ 405,940,211	¥ 397,820,570
Total liabilities	404,741,595	386,690,473
Noncontrolling interests	1,266,924	964,252
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	1,883,904	1,267,638	1,377,569
Equity Method Investees Other than Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Net loans	21,992,000	20,315,000
Total assets	44,782,000	40,852,000
Deposits	15,644,000	13,742,000
Total liabilities	35,404,000	32,900,000
Noncontrolling interests	106,000	93,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	2,052,000	1,998,000	1,820,000
Total interest expense	868,000	775,000	782,000
Net interest income	1,184,000	1,223,000	1,038,000
Provision for credit losses	252,000	366,000	291,000
Income before income tax expense	1,164,000	838,000	698,000
Net income applicable to Morgan Stanley	¥ 997,000	¥ 704,000	¥ 596,000